As filed with the Securities and Exchange Commission on September 11, 1998

                                                       Registration No. 33-76334

                                                       Registration No. 811-5343


                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-4
             Registration Statement Under the Securities Act of 1933
                           Pre-Effective Amendment No.
                         Post-Effective Amendment No. 12

            For Registration Under the Investment Company Act of 1940
                                Amendment No. 31

                       Life of Virginia Separate Account 4
                           (Exact Name of Registrant)

                     The Life Insurance Company of Virginia
                               (Name of Depositor)
                              6610 W. Broad Street
                            Richmond, Virginia 23230
               (Address of Depositor's Principal Executive Office)
                  Depositor's Telephone Number: (804) 281-6000



                               Patricia L. Dysart
                            Associate General Counsel
                     The Life Insurance Company of Virginia
                              6610 W. Broad Street
                            Richmond, Virginia 23230
                     (Name and address of Agent for Service)

                                    Copy to:
                            Stephen E. Roth, Esquire
                        Sutherland, Asbill & Brennan LLP
                         1275 Pennsylvania Avenue, N.W.
                           Washington, D.C. 20004-2415


            It is proposed that this filing will become effective:

        ___  immediately upon filing pursuant to paragraph (b) of Rule 485
        _X_ on October 11, 1998 pursuant to paragraph (b)(1)(iii) of Rule 485 ___ 60 days after filing pursuant to paragraph (a) of Rule 485 on
             May 1, 1998 pursuant to paragraph (a) of Rule 485

                      Title of Securities Being Registered:
                Interests in a separate account under Individual
               Flexible Premium Variable Deferred Annuity Policies

The sole purpose of this filing is to delay the effectiveness of Post-Effective Amendment No. 11 to the Registration Statement under the Securities Act of 1933 (which is incorporated herein by reference in its entirety) to October 11, 1998 in accordance with paragraph (b)(1)(iii) of Rule 485. Post Effective Amendment No. 11 was filed on July 17, 1998 under rule 485(a).

                                        SIGNATURES

  As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, Life of Virginia Separate Account 4, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this registration statement and has caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 11th day of September, 1998.


            Life of Virginia Separate Account 4
               (Registrant)


  By: /s/ Selwyn L. Flournoy, Jr.
    ---------------------------------------------
     Selwyn L. Flournoy, Jr.
     Senior Vice President
     The Life Insurance Company of Virginia


            The Life Insurance Company of Virginia
               (Depositor)


  By: /s/ Selwyn L. Flournoy, Jr.
    ---------------------------------------------
     Selwyn L. Flournoy, Jr.
     Senior Vice President





Given under my hand this 11th day of September, 1998 in the City/County of Henrico, Commonwealth of Virginia.

/s/ Laura C. Deusebio
---------------------------
Laura C. Deusebio - Notary Public


My Commission Expires January 31, 2000

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.


Signature                           Title                               Date


RONALD V. DOLAN                     Director, Chairman of the Board     9/11/98
----------------------
Ronald V. Dolan


/s/ Selwyn L. Flournoy, Jr.         Director, Senior Vice President     9/11/98
-----------------------
Selwyn L. Flournoy, Jr.


LINDA L. LANAM                      Director, Senior Vice President     9/11/98
----------------------
Linda L. Lanam


ROBERT D. CHINN                     Director, Senior Vice President     9/11/98
-----------------------
Robert D. Chinn


VICTOR C. MOSES                     Director                            9/11/98
-----------------------
Victor C. Moses

GEOFFREY S. STIFF                   Director                            9/11/98
-----------------------
Geoffrey S. Stiff



By /s/ Selwyn L. Flournoy, Jr., pursuant to Power of Attorney executed on April 16, 1997.